April 22, 2013

Jay Ingram, Legal Branch Chief

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, NE

Washington D.C., 20549

Re:

 Top to Bottom Pressure Washing, Inc.

 Amendment 6 to Registration Statement on Form S-1

 Filed April 22, 2013

 File No. 333-185174

We are in receipt of the commission’s comment letter dated April 2, 2013.  The following responses and documents are provided for your review.

General

1.

We amended our document to comply with the requirements of the Securities Act of 1933 and the requirements of Form S-1.

2.

We amended our document accordingly.

3.

We provided the disclosure per your request.

Officers and Executive Officers, page I-17

4.

We amended our disclosure per your comment.

Exhibit 23

5.

We apologize for this error.  Exhibit 23 has been corrected.

Sincerely,

/s/Douglas P Zolla

Douglas P. Zolla

President

6371 Business Blvd., Suite 200, Sarasota, FL  34240 | M. 941.926.9700 P. 941.907.8481 F. 888.865.6949  Top2BottomPressureWashing@gmail.com